Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries, fees and short-term benefits	$ 781	$ 770	$ 1,463
Share-based payments	208	669	139
Total	$ 989	$ 1,439	$ 1,602